UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.6%
Bombardier, Inc., 6.125%, 1/15/23(1)	$1,015	$1,102,544
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,650,812
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	89,400
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,480,875

		$5,323,631

Automotive & Auto Parts — 1.8%
Affinia Group, Inc., 10.75%, 8/15/16(1)	$1,132	$1,231,061
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	3,072	3,371,520
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	3,025,312
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,581,676
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	320	339,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,577,813
Navistar International Corp., 8.25%, 11/1/21	3,285	3,436,931
Schaeffler Finance BV, 4.75%, 5/15/21(1)	1,590	1,617,825
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	322	344,141

		$16,525,479

Banks & Thrifts — 1.7%
Ally Financial, Inc., 0.00%, 6/15/15	$1,710	$1,618,088
Ally Financial, Inc., 2.487%, 12/1/14(2)	720	722,282
Ally Financial, Inc., 4.625%, 6/26/15	3,610	3,805,991
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,313,612
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,640,406
Ally Financial, Inc., 8.00%, 11/1/31	2,750	3,633,438

		$15,733,817

Broadcasting — 0.7%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,063,475
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,270,500
Clear Channel Communications, Inc., 11.25%, 3/1/21(1)	1,520	1,618,800
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,074,938
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,546,906

		$6,574,619

Building Materials — 1.7%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$1,020	$1,062,075
HD Supply, Inc., 7.50%, 7/15/20(1)	995	1,079,575
HD Supply, Inc., 8.125%, 4/15/19	815	926,044

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 11.50%, 7/15/20	$1,010	$1,204,425
Interface, Inc., 7.625%, 12/1/18	1,265	1,380,431
Isabelle Acquisition Sub, Inc., 10.00%, 11/15/18(1)(3)	3,115	3,477,119
Nortek, Inc., 8.50%, 4/15/21(1)	1,655	1,853,600
Nortek, Inc., 10.00%, 12/1/18	1,815	2,048,681
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,862,000

		$15,893,950

Cable / Satellite TV — 2.7%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$903,563
CCO Holdings, LLC, 6.75%, 11/15/21	5,020	5,760,450
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	2,685	2,748,769
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	2,010	2,097,937
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	141,875
DISH DBS Corp., 6.75%, 6/1/21	5,020	5,446,700
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,141,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,595	2,698,800
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	190,400
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,067,187
Virgin Media Finance PLC, 4.875%, 2/15/22	1,935	1,983,375

		$25,180,931

Capital Goods — 1.4%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$2,890	$3,135,650
Belden, Inc., 5.50%, 9/1/22(1)	1,050	1,086,750
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,124,875
General Cable Corp., 5.75%, 10/1/22(1)	1,695	1,762,800
Harbinger Group, Inc., 7.875%, 7/15/19(1)	1,025	1,101,875
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	1,455	1,553,212
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	543,400
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	1,590	1,713,225

		$13,021,787

Chemicals — 2.5%
Ashland, Inc., 3.00%, 3/15/16(1)	$740	$760,350
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,077,600
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	883,488
Chemtura Corp., 7.875%, 9/1/18	1,855	2,049,775
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,174,312
Kraton Polymers, LLC, 6.75%, 3/1/19	905	952,512
NOVA Chemicals Corp., 8.375%, 11/1/16	1,610	1,734,775
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,990,969

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
TPC Group, Inc., 8.75%, 12/15/20(1)	$1,535	$1,627,100
Tronox Finance, LLC, 6.375%, 8/15/20(1)	3,735	3,739,669
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	2,825	3,026,281

		$23,016,831

Consumer Products — 1.6%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(3)	$2,810	$2,943,475
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	1,920	2,068,800
Libbey Glass, Inc., 6.875%, 5/15/20	689	758,761
Mead Products, LLC/ACCO Brands Corp., 6.75%, 4/30/20(1)	1,130	1,206,275
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	587,813
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	1,110	1,215,450
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	1,610	1,779,050
Spectrum Brands, Inc., 9.50%, 6/15/18	1,015	1,145,681
Sun Products Corp. (The), 7.75%, 3/15/21(1)	2,075	2,152,812
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	1,230	1,348,388

		$15,206,505

Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$2,695	$2,856,700
BOE Merger Corp., 9.50%, 11/1/17(1)(3)	1,940	2,104,900
BWAY Holding Co., 10.00%, 6/15/18	550	618,750
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	2,555	2,622,069
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,266,212
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,478,925
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,288,125
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	2,665	2,998,125
Sealed Air Corp., 6.50%, 12/1/20(1)	1,045	1,173,013
Sealed Air Corp., 8.375%, 9/15/21(1)	2,910	3,419,250

		$23,826,069

Diversified Financial Services — 2.1%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,253,175
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,980	2,093,638
CIT Group, Inc., 5.00%, 8/15/22	455	511,286
CIT Group, Inc., 5.25%, 3/15/18	605	671,550
CIT Group, Inc., 5.375%, 5/15/20	230	260,475
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,155,150
E*TRADE Financial Corp., 6.00%, 11/15/17	295	313,438

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
E*TRADE Financial Corp., 6.375%, 11/15/19	$1,005	$1,085,400
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,960,163
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,368,575
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,485,225
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,544,100
Nuveen Investments, Inc., 9.50%, 10/15/20(1)	2,855	3,090,537

		$19,792,712

Diversified Media — 2.5%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$4,135	$4,264,219
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,298,575
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22(1)	1,095	1,168,912
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22(1)	2,960	3,189,400
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	477,263
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,692,600
LBI Media, Inc., 13.50%, 4/15/20(1)	457	203,365
MDC Partners, Inc., 6.75%, 4/1/20(1)	1,045	1,092,025
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,983,375
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,140	1,225,500
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,433,450

		$23,028,684

Energy — 13.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,279,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,781,850
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,370,250
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	1,420	1,398,700
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,319,475
Berry Petroleum Co., 6.375%, 9/15/22	3,725	3,999,719
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(1)	1,540	1,632,400
Bristow Group, Inc., 6.25%, 10/15/22	1,775	1,941,406
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	853,875
Chesapeake Energy Corp., 5.75%, 3/15/23	3,395	3,692,062
Chesapeake Energy Corp., 6.125%, 2/15/21	3,435	3,795,675
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	1,025	1,060,875
Concho Resources, Inc., 5.50%, 4/1/23	1,765	1,888,550

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Concho Resources, Inc., 6.50%, 1/15/22	$1,340	$1,494,100
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,791,050
Continental Resources, Inc., 4.50%, 4/15/23(1)	2,040	2,177,700
Continental Resources, Inc., 5.00%, 9/15/22	4,270	4,664,975
Continental Resources, Inc., 7.125%, 4/1/21	670	775,525
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,070,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	2,775	2,872,125
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,868,460
EP Energy, LLC/EP Energy Finance, Inc., 6.875%, 5/1/19	3,950	4,345,000
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,369,600
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	916,238
EPL Oil & Gas, Inc., 8.25%, 2/15/18(1)	1,690	1,825,200
Frontier Oil Corp., 6.875%, 11/15/18	530	577,038
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	3,678	3,953,850
Harvest Operations Corp., 6.875%, 10/1/17	800	898,000
Holly Corp., 9.875%, 6/15/17	1,710	1,811,352
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	623,875
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	410	433,063
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,907,350
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,243,150
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,321,400
Newfield Exploration Co., 5.625%, 7/1/24	2,585	2,791,800
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	983,450
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,920	3,255,800
Offshore Group Investment, Ltd., 7.125%, 4/1/23(1)	515	538,175
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,798,200
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	115	130,525
Plains Exploration & Production Co., 6.875%, 2/15/23	4,495	5,141,156
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,403,375
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,082,500
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,798,737
Range Resources Corp., 6.75%, 8/1/20	1,580	1,761,700
Rockies Express Pipeline, LLC, 6.00%, 1/15/19(1)	2,070	2,044,125
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,816,125
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,129,188
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,760,937
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,035	2,096,050
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	2,260	2,435,150
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,558,537
SandRidge Energy, Inc., 8.125%, 10/15/22	405	433,350

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Seadrill, Ltd., 5.625%, 9/15/17(1)	$1,710	$1,757,025
SESI, LLC, 6.375%, 5/1/19	3,445	3,755,050
SM Energy Co., 6.50%, 1/1/23	1,685	1,870,350
Tesoro Corp., 5.375%, 10/1/22	2,255	2,412,850
Venoco, Inc., 11.50%, 10/1/17	540	584,550
WPX Energy, Inc., 5.25%, 1/15/17	715	768,625
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,436,500

		$125,497,693

Entertainment / Film — 0.6%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$788,825
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	743	809,870
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,330,425
Regal Cinemas Corp., 8.625%, 7/15/19	545	607,675
Regal Entertainment Group, 9.125%, 8/15/18	2,190	2,463,750

		$6,000,545

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$1,145	$1,256,638
Clean Harbors, Inc., 5.125%, 6/1/21(1)	1,645	1,731,362
Clean Harbors, Inc., 5.25%, 8/1/20	1,085	1,152,813
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,165,662

		$6,306,475

Food / Beverage / Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$4,800	$5,082,000
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(3)	2,319	2,355,229
Constellation Brands, Inc., 4.25%, 5/1/23	3,055	3,055,000
Constellation Brands, Inc., 6.00%, 5/1/22	1,445	1,674,394
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	2,010	2,040,150
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	3,035,244
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(3)	1,555	1,636,638
Smithfield Foods, Inc., 6.625%, 8/15/22	2,155	2,397,437

		$21,276,092

Gaming — 5.1%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(6)	$2,377	$2,219,741
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	5,755	1,611,400
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	550	548,625

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	$5,970	$5,313,300
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,577,222
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,375	2,523,438
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	1,670	1,653,300
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	421	423,105
Mandalay Resort Group, 7.625%, 7/15/13	855	866,329
MGM Resorts International, 5.875%, 2/27/14	1,440	1,497,600
MGM Resorts International, 6.625%, 12/15/21	1,420	1,544,250
MGM Resorts International, 7.75%, 3/15/22	3,900	4,475,250
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,019,000
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	1,570	1,515,050
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,818,450
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(3)	1,750	1,778,805
Station Casinos, LLC, 7.50%, 3/1/21(1)	2,530	2,681,800
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,988,537
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	671	720,486
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,316,600
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(4)	2,826	1,436,243

		$47,528,531

Health Care — 8.7%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,579,150
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,521	1,692,112
Alere, Inc., 8.625%, 10/1/18	1,300	1,400,750
Amsurg Corp., 5.625%, 11/30/20(1)	735	779,100
Bausch & Lomb, Inc., 9.875%, 11/1/15	1,053	1,093,804
Biomet, Inc., 6.50%, 8/1/20(1)	2,485	2,717,969
CDRT Holding Corp., 9.25%, 10/1/17(1)(3)	1,995	2,092,256
Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,421,063
Community Health Systems, Inc., 7.125%, 7/15/20	2,685	3,003,844
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,864,600
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,640	4,964,800
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	1,445	1,629,238
Emergency Medical Services Corp., 8.125%, 6/1/19	1,300	1,446,250
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	1,006,500
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	595,350
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	203,731
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,694,975

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	$1,260	$1,449,000
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,130,425
HCA, Inc., 7.50%, 2/15/22	1,530	1,832,175
Hologic, Inc., 6.25%, 8/1/20	5,415	5,875,275
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,833,975
INC Research, LLC., 11.50%, 7/15/19(1)	1,145	1,259,500
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,092,825
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,167,500
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,463,750
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,510	1,732,725
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,064,012
ResCare, Inc., 10.75%, 1/15/19	2,375	2,695,625
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,534,500
Teleflex, Inc., 6.875%, 6/1/19	545	595,413
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	2,014,625
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,757,187
VWR Funding, Inc., 7.25%, 9/15/17(1)	3,140	3,359,800
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,425,250

		$81,469,054

Homebuilders / Real Estate — 1.1%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,892,188
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,887,500
CB Richard Ellis Service, Inc., 11.625%, 6/15/17	5,325	5,704,406

		$10,484,094

Hotels — 0.2%
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$1,450	$1,485,344

		$1,485,344

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,460	$1,549,425
Hub International, Ltd., 8.125%, 10/15/18(1)	1,540	1,665,125
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,487,950

		$6,702,500

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.1%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$905	$944,594
NCL Corp., Ltd., 9.50%, 11/15/18	1,128	1,283,100
Royal Caribbean Cruises, 7.25%, 6/15/16	535	609,900
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,570,106
Royal Caribbean Cruises, 11.875%, 7/15/15	575	700,062
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,494,025
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,020,500

		$10,622,287

Metals / Mining — 2.9%
Alpha Natural Resources, Inc., 6.25%, 6/1/21	$580	$536,500
CONSOL Energy, Inc., 8.00%, 4/1/17	1,630	1,768,550
Eldorado Gold Corp., 6.125%, 12/15/20(1)	4,120	4,223,000
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,790	2,650,500
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,585,500
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,095,850
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,588,725
New Gold, Inc., 7.00%, 4/15/20(1)	905	963,825
Novelis, Inc., 8.375%, 12/15/17	1,025	1,127,500
Novelis, Inc., 8.75%, 12/15/20	2,645	3,015,300
Peabody Energy Corp., 6.25%, 11/15/21	440	471,350
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,915,300
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	1,785	1,914,412
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	563,063
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,430,062

		$26,849,437

Paper — 0.6%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$545	$614,488
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	2,200	2,381,500
Domtar Corp., 10.75%, 6/1/17	2,300	2,979,160

		$5,975,148

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$3,080	$3,187,800

		$3,187,800

Security	Principal Amount (000’s omitted)	Value

Railroad — 0.2%
Kansas City Southern Mexico, 6.125%, 6/15/21	$755	$890,523
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,094,637

		$1,985,160

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20	$3,030	$3,571,613

		$3,571,613

Services — 5.6%
Aramark Corp., 5.75%, 3/15/20(1)	$1,000	$1,052,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	580,450
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	3,044,062
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	2,235	2,380,275
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(5)	1,415	1,478,270
FTI Consulting, Inc., 6.00%, 11/15/22(1)	1,230	1,319,175
HDTFS, Inc., 6.25%, 10/15/22	1,130	1,269,838
Hertz Corp., 7.50%, 10/15/18	20	22,225
Laureate Education, Inc., 9.25%, 9/1/19(1)	13,780	15,674,750
Laureate Education, Inc., 12.75%, 8/15/17(1)	5,130	5,471,145
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	229,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,546,125
ServiceMaster Co., 7.00%, 8/15/20(1)	765	796,556
ServiceMaster Co., 8.00%, 2/15/20	1,185	1,281,281
Sitel, LLC/Sitel Finance Corp., 11.50%, 4/1/18	830	558,175
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(3)	2,335	2,521,800
TransUnion Holding Co., Inc., 9.625%, 6/15/18(3)	3,710	4,090,275
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,341,250
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,618,250

		$52,275,402

Steel — 0.4%
AK Steel Corp., 8.75%, 12/1/18(1)	$1,030	$1,147,163
ArcelorMittal, 6.75%, 2/25/22	670	736,236
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	1,880	1,976,350

		$3,859,749

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Super Retail — 6.1%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(3)	$1,725	$1,798,313
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	1,430	1,517,588
Claire’s Stores, Inc., 8.875%, 3/15/19	500	538,750
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	2,950	3,396,188
CST Brands, Inc., 5.00%, 5/1/23(1)	825	850,781
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,855,753
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	6,260	6,839,050
L Brands, Inc., 5.625%, 2/15/22	5	5,419
L Brands, Inc., 6.625%, 4/1/21	5,170	5,964,887
L Brands, Inc., 8.50%, 6/15/19	3,620	4,506,900
Michaels Stores, Inc., 7.75%, 11/1/18	3,655	4,034,206
Michaels Stores, Inc., 11.375%, 11/1/16	765	803,258
Netflix, Inc., 5.375%, 2/1/21(1)	305	315,675
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(3)	3,490	3,651,412
Pantry, Inc., 8.375%, 8/1/20(1)	1,615	1,772,463
Party City Holdings, Inc., 8.875%, 8/1/20(1)	2,705	3,070,175
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,383,881
Petco Holdings, Inc., 8.50%, 10/15/17(1)(3)	4,590	4,813,762
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,487,850
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,745	5,136,462

		$56,742,773

Technology — 3.9%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,540	$1,578,500
Avaya, Inc., 10.50%, 3/1/21(1)	5,800	5,379,500
Brocade Communications Systems, Inc., 6.875%, 1/15/20	855	944,775
Ceridian Corp., 11.00%, 3/15/21(1)	520	590,200
CommScope, Inc., 8.25%, 1/15/19(1)	1,310	1,437,725
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,201,025
First Data Corp., 10.625%, 6/15/21(1)	1,925	1,989,969
First Data Corp., 11.25%, 1/15/21(1)	1,925	2,021,250
Infor US, Inc., 9.375%, 4/1/19	2,720	3,114,400
Lender Processing Services, Inc., 5.75%, 4/15/23	1,690	1,812,525
NCR Corp., 5.00%, 7/15/22(1)	1,355	1,378,713
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,717,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	1,105	1,176,825
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,804,262
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,857,312

		$37,003,981

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 7.1%
Crown Castle International Corp., 5.25%, 1/15/23	$1,495	$1,571,619
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,346,125
Digicel, Ltd., 6.00%, 4/15/21(1)	2,310	2,321,550
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,442,162
Equinix, Inc., 7.00%, 7/15/21	1,335	1,516,894
Frontier Communications Corp., 7.625%, 4/15/24	1,535	1,607,913
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,833,025
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,461,387
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,891,900
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,762,000
iPCS, Inc., 3.549%, 5/1/14(2)(3)	1,010	1,012,525
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	3,935	4,239,962
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	5,905	6,370,019
SBA Communications Corp., 5.625%, 10/1/19(1)	920	971,750
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	1,915	2,046,656
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	552,913
Softbank Corp., 4.50%, 4/15/20(1)	5,075	5,265,866
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,490,313
Sprint Nextel Corp., 7.00%, 8/15/20	1,255	1,380,500
Sprint Nextel Corp., 9.00%, 11/15/18(1)	6,995	8,621,337
Sprint Nextel Corp., 9.125%, 3/1/17	1,140	1,348,050
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(3)	3,293	3,424,994
Windstream Corp., 7.75%, 10/1/21	2,445	2,713,950

		$66,193,410

Textiles / Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22(1)	$1,185	$1,328,681
Phillips-Van Heusen Corp., 7.75%, 11/15/23(4)	3,385	4,464,957

		$5,793,638

Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,220,537
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,817,813

		$4,038,350

Utilities — 2.0%
AES Corp. (The), 4.875%, 5/15/23	$1,035	$1,058,288
Calpine Corp., 7.50%, 2/15/21(1)	6,183	7,017,705
Edison Mission Energy, 7.50%, 6/15/13(7)	3,255	1,871,625
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	793,425
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,377,375
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,787,387

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	$2,035	$1,612,737

		$18,518,542

Total Corporate Bonds & Notes (identified cost $751,632,875)		$806,492,633

Senior Floating-Rate Interests — 6.3%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$1,796	$1,825,426

		$1,825,426

Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,670	$1,698,542

		$1,698,542

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	$2,263	$2,295,872
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 2/8/18	2,400	2,439,751

		$4,735,623

Consumer Products — 0.7%
Revlon, Inc., Term Loan, 4.00%, Maturing 11/20/17	$3,245	$3,298,694
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	3,100	3,134,875

		$6,433,569

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan, 4.20%, Maturing 5/13/17	$2,400	$2,400,000

		$2,400,000

Energy — 0.2%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$2,000	$2,021,072

		$2,021,072

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco — 0.4%
HJ Heinz Co., Term Loan, Maturing 3/27/20(9)	$2,700	$2,727,929
Hostess Brands Inc., Term Loan, 6.75%, Maturing 3/6/20	800	821,500

		$3,549,429

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 6.75%, Maturing 11/20/17	$3,990	$4,056,501

		$4,056,501

Health Care — 0.5%
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,985	$2,014,237
WP Prism, Inc., Term Loan, 6.25%, Maturing 5/31/18(3)	2,500	2,520,313

		$4,534,550

Metals / Mining — 0.7%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$6,780	$6,900,675

		$6,900,675

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,900	$1,897,150

		$1,897,150

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$2,700	$2,767,500
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,267	2,725,147
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	499	432,922

		$5,925,569

Telecommunications — 1.0%
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	$2,494	$2,528,929
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	1,125	1,138,126
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,391,665

		$9,058,720

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	$1,170	$1,124,520
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	590	550,829

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail (continued)
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	$523	$502,440

		$2,177,789

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$2,600	$1,916,200

		$1,916,200

Total Senior Floating-Rate Interests (identified cost $57,712,188)		$59,130,815

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,335,000

		$5,335,000

Services — 0.0%(10)
Mood Media Corp., 10.00%, 10/31/15(4)(6)	$37	$26,344

		$26,344

Total Convertible Bonds (identified cost $5,104,557)		$5,361,344

Common Stocks — 2.5%

Security	Shares	Value

Building Materials — 0.4%
Panolam Holdings Co.(4)(6)(11)	3,117	$4,091,655

		$4,091,655

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$469,000

		$469,000

Chemicals — 0.8%
LyondellBasell Industries NV, Class A	100,000	$6,070,000
Tronox Ltd., Class A	72,600	1,491,204

		$7,561,204

Security	Shares	Value

Consumer Products — 0.0%(10)
HF Holdings, Inc.(4)(6)(11)	13,600	$158,576

		$158,576

Energy — 0.1%
Chesapeake Energy Corp.	15,800	$308,732
SemGroup Corp.(11)	16,378	849,199

		$1,157,931

Gaming — 0.3%
Greektown Superholdings, Inc.(11)	892	$80,280
Las Vegas Sands Corp.	54,500	3,065,625
New Cotai Participation Corp., Class B(4)(6)(11)	7	216,125

		$3,362,030

Services — 0.5%
Hertz Global Holdings, Inc.(11)	75,000	$1,806,000
United Rentals, Inc.(11)	50,000	2,630,500

		$4,436,500

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,684,327

		$1,684,327

Technology — 0.1%
NCR Corp.(11)	25,000	$681,750

		$681,750

Total Common Stocks (identified cost $16,737,574)		$23,602,973

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$949,354

		$949,354

Health Care — 0.2%
Alere, Inc., 3.00%	7,260	$1,774,235

		$1,774,235

Total Convertible Preferred Stocks (identified cost $2,701,131)		$2,723,589

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.4%

Security	Shares	Value

Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,555,222

		$3,555,222

Total Preferred Stocks (identified cost $3,273,233)		$3,555,222

Miscellaneous — 0.7%

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(11)	3,555,000	31,106
Adelphia Recovery Trust(4)(11)	10,758,837	0

		$97,475

Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$284,850

		$284,850

Gaming — 0.7%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	5,410	$2,569,750
PGP Investors, LLC, Membership Interests(4)(6)(11)	11,429	4,000,000

		$6,569,750

Health Care — 0.0%(10)
US Oncology, Inc., Escrow Certificate(11)	705,000	$30,843

		$30,843

Total Miscellaneous (identified cost $13,862,743)		$6,982,918

Warrants — 0.1%

Security	Shares	Value

Energy — 0.1%
SemGroup Corp., Expires 11/30/14(11)	17,240	$479,617

		$479,617

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$241,500

		$241,500

Total Warrants (identified cost $172)		$721,117

Short-Term Investments — 0.0%(10)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$32	$32,055

Total Short-Term Investments (identified cost $32,055)		$32,055

Total Investments — 97.1% (identified cost $851,056,528)		$908,602,666

Other Assets, Less Liabilities — 2.9%		$27,250,758

Net Assets — 100.0%		$935,853,424

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $395,862,938 or 42.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 9).

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2013.

(6)	Restricted security (see Note 5).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $851,024,473)	$908,570,611
Affiliated investment, at value (identified cost, $32,055)	32,055
Cash	119,588
Restricted cash*	1,670,000
Interest receivable	15,662,483
Interest receivable from affiliated investment	362
Receivable for investments sold	21,746,284
Receivable for open swap contracts	1,353,854
Receivable for closed swap contracts	57,501
Premium paid on open swap contracts	1,100,631
Miscellaneous receivable	222,285
Total assets	$950,535,654

Liabilities
Demand note payable	$1,200,000
Cash collateral due to brokers	1,670,000
Payable for investments purchased	11,036,642
Payable for open swap contracts	193,140
Premium received on open swap contracts	116,647
Payable to affiliates:
Investment adviser fee	380,048
Trustees’ fees	3,128
Accrued expenses	82,625
Total liabilities	$14,682,230
Net Assets applicable to investors’ interest in Portfolio	$935,853,424

Sources of Net Assets
Investors’ capital	$877,146,572
Net unrealized appreciation	58,706,852
Total	$935,853,424

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income	$32,670,657
Dividends (net of foreign taxes, $53,250)	717,359
Interest allocated from affiliated investment	7,040
Expenses allocated from affiliated investment	(699)
Total investment income	$33,394,357

Expenses
Investment adviser fee	$2,342,129
Trustees’ fees and expenses	18,880
Custodian fee	139,086
Legal and accounting services	51,675
Miscellaneous	20,840
Total expenses	$2,572,610
Deduct —
Reduction of custodian fee	$230
Total expense reductions	$230

Net expenses	$2,572,380

Net investment income	$30,821,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,974,397
Investment transactions allocated from affiliated investment	342
Swap contracts	(613,609)
Net realized gain	$20,361,130
Change in unrealized appreciation (depreciation) —
Investments	$18,362,655
Swap contracts	243,733
Net change in unrealized appreciation (depreciation)	$18,606,388

Net realized and unrealized gain	$38,967,518

Net increase in net assets from operations	$69,789,495

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$30,821,977	$62,838,243
Net realized gain from investment transactions and swap contracts	20,361,130	6,874,865
Net change in unrealized appreciation (depreciation) from investments and swap contracts	18,606,388	40,404,044
Net increase in net assets from operations	$69,789,495	$110,117,152
Capital transactions —
Contributions	$80,036,553	$97,628,296
Withdrawals	(161,290,799)	(127,424,451)
Net decrease in net assets from capital transactions	$(81,254,246)	$(29,796,155)

Net increase (decrease) in net assets	$(11,464,751)	$80,320,997

Net Assets
At beginning of period	$947,318,175	$866,997,178
At end of period	$935,853,424	$947,318,175

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.60%	0.64%	0.79%	0.70%
Net investment income	6.62	%(2)	7.06%	7.67%	8.65%	11.34%	9.38%
Portfolio Turnover	32	%(3)	76%	78%	79%	72%	48%

Total Return	7.79	%(3)	13.20%	5.90%	19.52%	38.97%	(29.08)%

Net assets, end of period (000’s omitted)	$935,853		$947,318	$866,997	$852,159	$710,856	$480,061

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 52.7%, 28.0%, 15.6% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

30

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

31

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $2,342,129 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $295,329,902 and $332,856,606, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$854,017,748

Gross unrealized appreciation	$76,606,416
Gross unrealized depreciation	(22,021,498)

Net unrealized appreciation	$54,584,918

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,046,170	$2,219,741

Total Corporate Bonds & Notes			$2,046,170	$2,219,741

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,344

Total Convertible Bonds			$0	$26,344

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$158,576
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,791	4,091,655

Total Common Stocks			$2,659,366	$4,466,356

32

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$2,569,750
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$6,569,750

Total Restricted Securities			$8,800,211	$13,282,191

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$94,244	$21,831	$116,075
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	163,904	58,995	222,899
Citibank NA	Meritor, Inc.	B3/B-	875	5.00	(1)	6/20/15	57,614	25,223	82,837
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	139,628	(1,467)	138,161
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,142	(32,846)	114,296
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,141	(58,784)	88,357
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	293,220	(77,357)	215,863
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,142	(38,041)	109,101
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	293,220	(57,306)	235,914
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	19,753	10,598	30,351

Total			$12,825				$1,503,008	$(149,154)	$1,353,854

Credit Default Swaps — Buy Protection
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

Goldman Sachs International	Toys R Us, Inc.	$10,000	5.00	%(1)	6/20/18	$641,690	$(834,830)	$(193,140)

Total		$10,000				$641,690	$(834,830)	$(193,140)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,825,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

33

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $193,140.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,353,854, with the highest amount from any one counterparty being $418,516. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$2,144,698	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(613,609	)(1)	$243,733	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $22,142,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2013, the Portfolio had a balance outstanding pursuant to this line of credit of $1,200,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2013. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

34

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$798,371,692	$8,120,941	$806,492,633
Senior Floating-Rate Interests	—	59,130,815	—	59,130,815
Convertible Bonds	—	5,335,000	26,344	5,361,344
Common Stocks	19,056,337	80,280	4,466,356	23,602,973
Convertible Preferred Stocks	2,723,589	—	—	2,723,589
Preferred Stocks	3,555,222	—	—	3,555,222
Miscellaneous	—	2,982,918	4,000,000	6,982,918
Warrants	—	721,117	—	721,117
Short-Term Investments	—	32,055	—	32,055

Total Investments	$25,335,148	$866,653,877	$16,613,641	$908,602,666

Swap Contracts	$—	$2,144,698	$—	$2,144,698

Total	$25,335,148	$868,798,575	$16,613,641	$910,747,364

35

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total

Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	1,457	—	—	—	10,369,824	10,371,281
Change in net unrealized appreciation (depreciation)*	771,084	(11,988)	(1,410,411)	28,489	(8,872,920)	(9,495,746)
Cost of purchases(1)	2,023,062	—	216,125	—	—	2,239,187
Proceeds from sales(1)	(316,040)	—	—	(28,489)	(10,369,824)	(10,714,353)
Accrued discount (premium)	21,125	—	—	—	—	21,125
Transfers to Level 3**	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2013	$8,120,941	$26,344	$4,466,356	$4,000,000	$0	$16,613,641

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2013	$626,974	$(11,988)	$(1,410,411)	$28,489	$—	$(766,936)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

37

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/13	HISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 12, 2013

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2013